CONVERTIBLE NOTES (Details) - USD ($)		12 Months Ended
	Aug. 26, 2021	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 07, 2022
CONVERTIBLE NOTES
Convertible debentures, floor price per share (in Dollars per share)			$ 17.5
Convertible Notes Payable [Member]
CONVERTIBLE NOTES
Convertible debentures, principal amount (in Dollars)	$ 12,700,000
Interest	5.00%
Exercisable period	1 year
Exercise price as a percentage of average closing price	80.00%
Convertible debentures, trading days	7
Number of shares issued upon conversion of convertible debentures (in Shares)		3,047,486
Convertible Notes 2022 [Member]
CONVERTIBLE NOTES
Principal outstanding (in Dollars)						$ 3,947,080
Discount on debt (in Dollars)						$ 678,782
Convertible Notes 2023 [Member]
CONVERTIBLE NOTES
Eeffective interest rate of debt					16.82%
Convertible Notes 2024 [Member]
CONVERTIBLE NOTES
Principal outstanding (in Dollars)			$ 3,948,900
Eeffective interest rate of debt				20.02%
Minimum [Member] | Convertible Notes Payable [Member]
CONVERTIBLE NOTES
Convertible debentures, floor price per share (in Dollars per share)	$ 2.5